Note 16 - Deferred Compensation Plan (Details Textual)	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Minimum Age Requirement for Deferred Compensation	65
Deferred Compensation Liability, Current and Noncurrent	$ 766,667	$ 825,599
Defined Benefit Plan, Benefit Obligation, Benefits Paid	110,080	135,885
Pension and Other Postretirement Benefits Cost (Reversal of Cost)	55,572	57,125	$ 196,869
Fee Income Recognized With Deferred Compensation Plans	$ 233,064	$ 165,128	174,675
Bank Owned Life Insurance Income			$ 137,058